Note 11 - Stock-based Compensation - Fair Value of Each Option Grant Assumptions Used (Details)	12 Months Ended
Dec. 31, 2016 $ / shares
Risk free rate	1.10%
Expected life in years (Year)	4 years 273 days
Expected volatility	32.20%
Dividend yield	1.00%
Weighted average fair value per option granted (in dollars per share)	$ 9.68